LEASE ARRANGEMENTS - Ranges Of Discount Rates For Lease Liabilities (Details)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range | Land
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate applied	0.39%	0.39%
Bottom of range | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate applied	0.40%	0.40%
Bottom of range | Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate applied	0.28%	0.28%
Top of range | Land
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate applied	3.50%	2.30%
Top of range | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate applied	6.52%	6.52%
Top of range | Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate applied	6.46%	6.46%